Fair Value (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of assets and liabilities that are measured at fair value on a recurring basis
The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of March 31, 2023 and December 31, 2022 (in thousands):

	Fair Value Measurement as of
	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$31,397	$—	$—	$31,397
Total assets	$31,397	$—	$—	$31,397

Liabilities:
FPA Put Option liability	$—	$—	$44,593	$44,593
Fixed Maturity Consideration	—	—	6,967	6,967
Shortfall Warrants	—	—	5,104	5,104
Brookfield SAFE liability	—	—	19,400	19,400
Private placement warrants	—	—	2,626	2,626
Public warrants	2,189	—	—	2,189
Total liabilities	$2,189	$—	$78,690	$80,879

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	—	—	2,119	2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total Liabilities	$—	$—	$83,094	$83,094

The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of June 30, 2023 and December 31, 2022 (in thousands):

	Fair Value Measurement as of
	June 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$31,665	$—	$—	$31,665
Total assets	$31,665	$—	$—	$31,665

Liabilities:
FPA Put Option liability	$—	$—	$26,743	$26,743
Fixed Maturity Consideration	—	—	6,737	6,737
Brookfield SAFE liability	—	—	34,150	34,150
Private placement warrants	—	—	5,347	5,347
Public warrants	3,075	—	—	3,075
Total liabilities	$3,075	$—	$72,977	$76,052

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	—	—	2,119	2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total Liabilities	$—	$—	$83,094	$83,094

The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of September 30, 2023 and December 31, 2022 (in thousands):

	Fair Value Measurement as of
	September 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$37,370	$—	$—	$37,370
Total assets	$37,370	$—	$—	$37,370

Liabilities:
FPA Put Option liability	$—	$—	$38,092	$38,092
Fixed Maturity Consideration	—	—	7,020	7,020
Brookfield SAFE liability	—	—	23,350	23,350
Private placement warrants	—	—	5,060	5,060
Public warrants	4,575	—	—	4,575
Total liabilities	$4,575	$—	$73,522	$78,097

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	—	—	2,119	2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total Liabilities	$—	$—	$83,094	$83,094

The following table presents the Company’s fair value hierarchy for its assets and liabilities measured at fair value as of December 31, 2022 and December 31, 2021 (in thousands):

	Fair Value Measurement as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$523	$—	$—	$523

Liabilities:
Warrants on preferred shares	$—	$—	$2,119	$2,119
Brookfield SAFE liability	—	—	50,000	50,000
AM SAFE warrant	—	—	1,989	1,989
AM SAFE liability	—	—	28,986	28,986
Total liabilities	$—	$—	$83,094	$83,094

	Fair Value Measurement as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$516	$—	$—	$516

Liabilities:
Warrants	—	—	1,145	$1,145
AM SAFE warrant	—	—	1,729	1,729
AM SAFE liability	—	—	28,271	28,271
Total Liabilities	$—	$—	$31,145	$31,145

Summary of quantitative information regarding Level 3 fair value measurement inputs
The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Fixed Maturity Consideration as of March 31, 2023:

March 31, 2023
Stock price	$3.88
Term (in years)	2.86
Expected volatility	55.0%
Risk-free interest rate	3.81%
Expected dividend yield	—%
Warrants on preferred shares
The fair value of the warrants on preferred shares was estimated using a Black-Scholes option pricing model. Since the warrants were exercised on February 8, 2023 (see Note 8 - Warrants, for a description of the valuation on that date), the following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022:

December 31, 2022
Stock price	$5.21
Weighted average exercise price	$3.96
Term (in years)	1.1
Expected volatility	73.4%
Risk-free interest rate	4.47%
Expected dividend yield	—%
Shortfall Warrants
The fair value of the Shortfall Warrants was estimated using a Black-Scholes option pricing model. The following table represents the weighted average inputs used in calculating the fair value of the Shortfall Warrants outstanding as of March 31, 2023:

March 31, 2023
Stock price	$3.88
Weighted average exercise price	$10.00
Term (in years)	5.0
Expected volatility	68.0%
Risk-free interest rate	3.59%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding at conversion to equity on February 8, 2023:

February 8, 2023
Stock price	$9.91
Term (in years)	5.00
Expected volatility	70.0%
Risk-free interest rate	3.82%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE warrant fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%
Significant inputs for Level 3 Brookfield SAFE measurement at March 31, 2023 are as follows:

March 31, 2023
Initial purchase amount	$50,000
Liquidity price	10.00
Stock price	3.88
The following table represents the weighted average inputs used in calculating the fair value of the Private Placement Warrants outstanding as of March 31, 2023 and at the time of the Business Combination:

	March 31, 2023	February 8, 2023
Stock price	$3.88	$9.91
Exercise price	$11.50	$11.50
Term (in years)	4.86	5.00
Expected volatility	45.0%	2.0%
Risk-free interest rate	3.60%	3.82%
Expected dividend yield	—%	—%

The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Fixed Maturity Consideration as of June 30, 2023:

June 30, 2023
Stock price	$6.83
Term (in years)	2.61
Expected volatility	50.0%
Risk-free interest rate	4.59%
Expected dividend yield	—%
the following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022:

December 31, 2022
Stock price	$5.21
Weighted average exercise price	$3.96
Term (in years)	1.1
Expected volatility	73.4%
Risk-free interest rate	4.47%
Expected dividend yield	—%
The following table represents the weighted average inputs used in calculating the fair value of the Shortfall Warrants as of May 13, 2023 when the Shortfall Warrant Agreement was amended and the Shortfall Warrants were marked-to-market and reclassified to additional paid-in capital on the condensed consolidated balance sheet:

May 13, 2023
Stock price	$3.42
Weighted average exercise price	$10.00
Term (in years)	4.87
Expected volatility	54.0%
Risk-free interest rate	3.46%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding at conversion to equity on February 8, 2023:

February 8, 2023
Stock price	$9.91
Term (in years)	5.00
Expected volatility	70.0%
Risk-free interest rate	3.82%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE warrant fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%
Significant inputs for Level 3 Brookfield SAFE measurement at June 30, 2023 are as follows:

June 30, 2023
Initial purchase amount	$50,000
Liquidity price	$10.00
Stock price	$6.83
he following table represents the weighted average inputs used in calculating the fair value of the Private Placement Warrants outstanding as of June 30, 2023 and at the time of the Business Combination:

June 30, 2023
Stock price	$6.83
Exercise price	$11.50
Term (in years)	4.61
Expected volatility	32.5%
Risk-free interest rate	4.13%
Expected dividend yield	—%

The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Fixed Maturity Consideration as of September 30, 2023:

September 30, 2023
Stock price	$4.67
Term (in years)	2.36
Expected volatility	50.0%
Risk-free interest rate	4.89%
Expected dividend yield	—%
the following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022:

December 31, 2022
Stock price	$5.21
Weighted average exercise price	$3.96
Term (in years)	1.1
Expected volatility	73.4%
Risk-free interest rate	4.47%
Expected dividend yield	—%
The following table represents the weighted average inputs used in calculating the fair value of the Shortfall Warrants as of May 13, 2023 when the Shortfall Warrant Agreement was amended and the Shortfall Warrants were marked-to-market and reclassified to additional paid-in capital on the condensed consolidated balance sheet:

May 13, 2023
Stock price	$3.42
Weighted average exercise price	$10.00
Term (in years)	4.87
Expected volatility	54.0%
Risk-free interest rate	3.46%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding at conversion to equity on February 8, 2023:

February 8, 2023
Stock price	$9.91
Term (in years)	5.00
Expected volatility	70.0%
Risk-free interest rate	3.82%
Expected dividend yield	—%
Significant inputs for Level 3 AM SAFE warrant fair value measurement at December 31, 2022 are as follows (in thousands):

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%
Significant inputs for Level 3 Brookfield SAFE measurement at September 30, 2023 are as follows:

September 30, 2023
Initial purchase amount	$50,000
Liquidity price	$10.00
Stock price	$4.67
The following table represents the weighted average inputs used in calculating the fair value of the Private Placement Warrants outstanding as of September 30, 2023 and at the time of the Business Combination:

September 30, 2023
Stock price	$4.67
Exercise price	$11.50
Term (in years)	4.36
Expected volatility	52.5%
Risk-free interest rate	4.66%
Expected dividend yield	—%

The following table represents the weighted average inputs used in calculating the fair value of the preferred share warrants outstanding as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Stock price	$5.21	$3.15
Weighted average exercise price	3.96	3.96
Term (in years)	1.1	2.8
Expected volatility	73.4%	70.6%
Risk-free interest rate	4.5%	0.8%
Expected dividend yield	—%	—%
Significant inputs for Level 3 AM SAFE liability fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Time to conversion (in years)	0.1	0.8
Liquidity price	100%	90%
Discount rate	24.7%	24.7%
Significant inputs for Level 3 SAFE warrant fair value measurement at December 31, 2022 are as follows:

	Near Term	Long-Term
Key assumptions:
Probability weighting	61%	39%
Remaining life (in years)	5.0	5.0
Volatility	75%	75%
Interest rate	3.99%	3.99%
Time to conversion (in years)	0.1	0.8
Risk-free interest rate	4.12%	4.75%
Dividend yield	—%	—%

Summary of change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
The following tables represent reconciliations of the fair value measurements of the assets and liabilities using significant unobservable inputs (Level 3) (in thousands):

	FPA Put Option liability	Fixed Maturity Consideration	Shortfall Warrants	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant	Brookfield SAFE	Private placement warrants
Balance as of January 1, 2023	$—	$—	$—	$(2,119)	$(28,986)	$(1,989)	$(50,000)	$—
Recognized as a result of the Business Combination	—	—	—	—	—	—	—	(2,148)
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(44,593)	(6,967)	(5,104)	(3,770)	(744)	189	30,600	(477)
Conversion of warrants to preferred shares	—	—	—	5,889	—	—	—	—
Conversion of SAFE liability	—	—	—	—	29,730	—	—	—
Conversion of AM SAFE warrant to equity classification	—	—	—	—	—	1,800	—	—
Balance as of March 31, 2023	$(44,593)	$(6,967)	$(5,104)	$—	$—	$—	$(19,400)	$(2,626)

	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant
Balance as of January 1, 2022	$(1,145)	$(28,271)	$(1,729)
Gain (loss) recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	41	148	(129)
Balance as of March 31, 2022	$(1,104)	$(28,123)	$(1,858)

The following tables represent reconciliations of the fair value measurements of the assets and liabilities using significant unobservable inputs (Level 3) (in thousands):

	FPA Put Option liability	Fixed Maturity Consideration	Shortfall Warrants	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant	Brookfield SAFE	Private placement warrants
Balance as of January 1, 2023	$—	$—	$—	$(2,119)	$(28,986)	$(1,989)	$(50,000)	$—
Recognized as a result of the Business Combination	—	—	—	—	—	—	—	(2,148)
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(26,743)	(6,737)	(3,063)	(3,770)	(744)	189	15,850	(3,199)
Conversion of warrants to preferred shares	—	—	—	5,889	—	—	—	—
Conversion of SAFE liability	—	—	—	—	29,730	—	—	—
Conversion of warrant to equity classification	—	—	3,063	—	—	1,800	—	—
Balance as of June 30, 2023	$(26,743)	$(6,737)	$—	$—	$—	$—	$(34,150)	$(5,347)

	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant
Balance as of January 1, 2022	$(1,145)	$(28,271)	$(1,729)
Gain (loss) recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(78)	1,062	(218)
Balance as of June 30, 2022	$(1,223)	$(27,209)	$(1,947)

The following tables represent reconciliations of the fair value measurements of the assets and liabilities using significant unobservable inputs (Level 3) (in thousands):

	Fixed Maturity Consideration	Shortfall Warrants	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant	Brookfield SAFE	Private placement warrants
Balance as of January 1, 2023	$—	$—	$(2,119)	$(28,986)	$(1,989)	$(50,000)	$—
Recognized as a result of the Business Combination	—	—	—	—	—	—	(2,148)
(Loss) gain recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(7,020)	(3,063)	(3,770)	(744)	189	26,650	(2,912)
Conversion of warrants to preferred shares	—	—	5,889	—	—	—	—
Conversion of SAFE liability to equity classification	—	—	—	29,730	—	—	—
Conversion of warrant to equity classification	—	3,063	—	—	1,800	—	—
Balance as of September 30, 2023	$(7,020)	$—	$—	$—	$—	$(23,350)	$(5,060)

	Warrants on Preferred Shares	AM SAFE liability	AM SAFE warrant
Balance as of January 1, 2022	$(1,145)	$(28,271)	$(1,729)
Gain (loss) recognized in other expense, net on the condensed consolidated statement of operations and comprehensive loss	(427)	1,050	(293)
Balance as of September 30, 2022	$(1,572)	$(27,221)	$(2,022)

The following tables represent reconciliations of the fair value measurements of the liabilities associated with our SAFE and warrant obligations using significant unobservable inputs (Level 3) (in thousands):

	Warrants	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2022	$1,145	$28,271	$1,729	$—
Issuance of Brookfield SAFE liability	—	—	—	50,000
Loss recognized in consolidated statement of operations and comprehensive loss	974	715	260	$—
Balance as of December 31, 2022	$2,119	$28,986	$1,989	$50,000

	Warrants	AM SAFE liability	AM SAFE warrant	Brookfield SAFE
Balance as of January 1, 2021	$582	$—	$—	$—
Issuance of SAFE liability and warrant	—	28,271	1,729	—
Loss recognized in consolidated statement of operations and comprehensive loss	563	—	—	—
Balance as of December 31, 2021	$1,145	$28,271	$1,729	$—